American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2022

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 44.9%
Argentina — 0.5%
Argentine Republic Government International Bond, 1.125%, 7/9/35		$10,200,000	3,159,552
Bahrain — 0.6%
Bahrain Government International Bond, 7.50%, 9/20/47		$4,100,000	3,998,804
Belarus — 0.6%
Republic of Belarus International Bond, 5.875%, 2/24/26		$1,600,000	1,344,536
Republic of Belarus International Bond, 7.625%, 6/29/27		$3,000,000	2,605,592
			3,950,128
Brazil — 0.9%
Brazilian Government International Bond, 3.875%, 6/12/30		$2,000,000	1,886,580
Brazilian Government International Bond, 7.125%, 1/20/37		$2,000,000	2,340,130
Brazilian Government International Bond, 4.75%, 1/14/50		$2,000,000	1,676,260
			5,902,970
Cameroon — 0.4%
Republic of Cameroon International Bond, 9.50%, 11/19/25		$2,600,000	2,763,175
Chile — 0.9%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	4,900,000,000	5,877,430
China — 5.1%
China Government Bond, 1.99%, 4/9/25	CNY	85,500,000	13,277,581
China Government Bond, 2.68%, 5/21/30	CNY	142,500,000	22,176,058
			35,453,639
Colombia — 2.1%
Colombia Government International Bond, 3.125%, 4/15/31		$500,000	430,345
Colombia Government International Bond, 6.125%, 1/18/41		$7,000,000	6,882,225
Colombian TES, 7.00%, 6/30/32	COP	32,900,000,000	7,212,854
			14,525,424
Costa Rica — 0.4%
Costa Rica Government International Bond, 7.16%, 3/12/45(2)		$2,600,000	2,453,126
Dominican Republic — 0.7%
Dominican Republic International Bond, 5.95%, 1/25/27		$2,500,000	2,743,775
Dominican Republic International Bond, 4.50%, 1/30/30(1)		$1,000,000	983,510
Dominican Republic International Bond, 5.30%, 1/21/41		$1,400,000	1,333,500
			5,060,785
Ecuador — 0.5%
Ecuador Government International Bond, 0.01%, 7/31/30(1)		$6,000,000	3,547,800
Egypt — 1.4%
Egypt Government International Bond, 5.25%, 10/6/25		$1,600,000	1,590,849
Egypt Government International Bond, 8.50%, 1/31/47		$10,000,000	8,388,480
			9,979,329
El Salvador — 0.3%
El Salvador Government International Bond, 6.375%, 1/18/27		$1,100,000	629,761
El Salvador Government International Bond, 8.625%, 2/28/29		$2,000,000	1,170,020
			1,799,781
Ghana — 0.8%
Ghana Government International Bond, 8.125%, 1/18/26		$4,400,000	3,964,444
Ghana Government International Bond, 7.875%, 2/11/35		$2,000,000	1,507,120
			5,471,564
Guatemala — 0.2%
Guatemala Government International Bond, 6.125%, 6/1/50(1)		$1,000,000	1,096,100

Indonesia — 3.7%
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	227,000,000,000	15,822,147
Indonesia Treasury Bond, 8.375%, 4/15/39	IDR	128,000,000,000	10,019,191
			25,841,338
Iraq — 0.5%
Iraq International Bond, 5.80%, 1/15/28		$3,750,000	3,604,500
Ivory Coast — 0.4%
Ivory Coast Government International Bond, 6.125%, 6/15/33		$2,400,000	2,471,249
Jordan — 0.9%
Jordan Government International Bond, 7.375%, 10/10/47		$5,000,000	4,932,605
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,200,000	1,183,578
			6,116,183
Kazakhstan — 0.4%
Kazakhstan Government International Bond, MTN, 6.50%, 7/21/45		$2,200,000	2,933,681
Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%, 5/22/32		$2,400,000	2,523,180
Malaysia — 0.7%
Malaysia Government Bond, 4.07%, 6/15/50	MYR	22,000,000	5,037,011
Mexico — 7.3%
Mexican Bonos, 8.00%, 12/7/23	MXN	700,000,000	34,210,386
Mexican Bonos, 10.00%, 11/20/36	MXN	281,000,000	16,292,434
			50,502,820
Morocco — 0.2%
Morocco Government International Bond, 3.00%, 12/15/32		$1,500,000	1,390,381
Nigeria — 0.9%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27		$6,500,000	6,534,243
Oman — 0.8%
Oman Government International Bond, MTN, 6.00%, 8/1/29		$2,600,000	2,739,139
Oman Sovereign Sukuk Co., 4.875%, 6/15/30(1)		$2,800,000	2,955,582
			5,694,721
Pakistan — 0.2%
Pakistan Government International Bond, 6.875%, 12/5/27		$1,600,000	1,560,000
Panama — 0.3%
Panama Government International Bond, 4.30%, 4/29/53		$2,200,000	2,194,984
Paraguay — 0.3%
Paraguay Government International Bond, 6.10%, 8/11/44		$1,600,000	1,880,016
Peru — 1.7%
Peru Government Bond, 5.35%, 8/12/40	PEN	53,500,000	11,756,402
Russia — 3.9%
Russian Federal Bond - OFZ, 7.95%, 10/7/26	RUB	2,130,000,000	26,073,619
Russian Foreign Bond - Eurobond, 5.625%, 4/4/42		$1,000,000	1,122,410
			27,196,029
Senegal — 0.4%
Senegal Government International Bond, 6.25%, 5/23/33		$3,000,000	3,029,376
South Africa — 3.9%
Republic of South Africa Government Bond, 8.25%, 3/31/32	ZAR	91,000,000	5,330,612
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	260,900,000	14,467,352
Republic of South Africa Government International Bond, 5.75%, 9/30/49		$8,000,000	7,346,240
			27,144,204
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 5.75%, 4/18/23		$1,000,000	536,260
Trinidad and Tobago — 0.3%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26(2)		$2,000,000	2,055,020
Tunisia — 0.6%
Tunisian Republic, 5.75%, 1/30/25		$3,000,000	2,334,000

Tunisian Republic, 6.375%, 7/15/26	EUR	2,000,000	1,742,541
			4,076,541
Turkey — 1.2%
Turkey Government International Bond, 5.60%, 11/14/24(2)		$1,600,000	1,580,747
Turkey Government International Bond, 4.875%, 10/9/26		$2,000,000	1,831,824
Turkey Government International Bond, 5.125%, 2/17/28		$1,000,000	891,250
Turkey Government International Bond, 6.875%, 3/17/36		$4,000,000	3,633,908
			7,937,729
Ukraine — 0.4%
Ukraine Government International Bond, 7.25%, 3/15/33		$2,400,000	2,022,648
Ukraine Government International Bond, 7.25%, 3/15/33(1)		$750,000	632,084
			2,654,732
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $320,305,977)			309,710,207
CORPORATE BONDS — 44.1%
Austria — 0.2%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)		1,600,000	1,519,768
Brazil — 6.9%
Azul Investments LLP, 5.875%, 10/26/24		3,000,000	2,777,490
Azul Investments LLP, 7.25%, 6/15/26(1)(2)		2,000,000	1,807,770
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)		3,800,000	3,358,744
CSN Inova Ventures, 6.75%, 1/28/28(1)		2,900,000	3,055,440
CSN Resources SA, 7.625%, 4/17/26		1,500,000	1,565,325
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)		4,000,000	4,345,800
Embraer Overseas Ltd., 5.70%, 9/16/23		1,000,000	1,044,145
GTL Trade Finance, Inc., 7.25%, 4/16/44		1,700,000	2,187,177
Guara Norte Sarl, 5.20%, 6/15/34(1)		7,100,596	6,640,229
GUSAP III LP, 4.25%, 1/21/30(1)(2)		3,000,000	3,117,300
JSM Global Sarl, 4.75%, 10/20/30(1)		2,000,000	1,794,750
Klabin Austria GmbH, 5.75%, 4/3/29(2)		2,000,000	2,159,930
MARB BondCo plc, 3.95%, 1/29/31(1)		1,650,000	1,514,684
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)		3,371,000	3,237,761
Petrobras Global Finance BV, 6.875%, 1/20/40		3,000,000	3,210,405
Petrobras Global Finance BV, 5.50%, 6/10/51(2)		2,800,000	2,468,466
Simpar Europe SA, 5.20%, 1/26/31(1)		3,800,000	3,372,842
			47,658,258
Chile — 2.5%
Alfa Desarrollo SpA, 4.55%, 9/27/51(1)		2,900,000	2,660,489
Celulosa Arauco y Constitucion SA, 4.25%, 4/30/29		2,000,000	2,075,260
Falabella SA, 3.375%, 1/15/32(1)		1,800,000	1,744,272
Kenbourne Invest SA, 6.875%, 11/26/24(1)		2,000,000	2,070,320
Kenbourne Invest SA, 4.70%, 1/22/28(1)		2,800,000	2,694,818
VTR Comunicaciones SpA, 4.375%, 4/15/29(1)		2,000,000	1,945,230
VTR Finance NV, 6.375%, 7/15/28(1)		4,000,000	4,086,840
			17,277,229
China — 0.7%
Meituan, 2.125%, 10/28/25(1)(2)		2,300,000	2,172,013
Weibo Corp., 3.375%, 7/8/30		3,100,000	2,971,031
			5,143,044
Colombia — 3.8%
AI Candelaria Spain SA, 7.50%, 12/15/28		3,000,000	3,124,065
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)		2,450,000	2,422,193
Ecopetrol SA, 4.625%, 11/2/31		1,060,000	978,422
Ecopetrol SA, 5.875%, 5/28/45		3,150,000	2,781,560
Ecopetrol SA, 5.875%, 11/2/51		900,000	770,567

Geopark Ltd., 6.50%, 9/21/24	2,014,000	2,069,022
Geopark Ltd., 5.50%, 1/17/27(1)(2)	3,918,000	3,694,498
Millicom International Cellular SA, 6.25%, 3/25/29	1,800,000	1,891,800
Millicom International Cellular SA, 4.50%, 4/27/31(1)	3,000,000	2,945,018
Oleoducto Central SA, 4.00%, 7/14/27(1)	3,800,000	3,686,950
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	2,000,000	1,925,950
		26,290,045
Ghana — 1.1%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)(2)	3,592,000	3,508,809
Kosmos Energy Ltd., 7.50%, 3/1/28(1)(2)	2,800,000	2,687,090
Tullow Oil plc, 10.25%, 5/15/26(1)	1,500,000	1,517,715
		7,713,614
India — 1.9%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	800,000	810,570
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	1,290,250	1,278,418
Delhi International Airport Ltd., 6.45%, 6/4/29(1)	3,000,000	2,835,075
Greenko Dutch BV, 3.85%, 3/29/26(1)	2,167,000	2,138,786
Reliance Industries Ltd., 2.875%, 1/12/32	2,000,000	1,941,658
Vedanta Resources Finance II plc, 8.95%, 3/11/25(1)	4,000,000	3,807,900
		12,812,407
Indonesia — 3.7%
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26	3,901,000	3,931,350
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25(1)	5,000,000	5,053,750
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	3,000,000	3,278,025
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(1)	3,250,000	3,449,355
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	2,500,000	2,425,000
Medco Oak Tree Pte Ltd., 7.375%, 5/14/26	1,500,000	1,517,288
Medco Platinum Road Pte Ltd., 6.75%, 1/30/25	2,700,000	2,723,854
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 6.25%, 1/25/49(2)	1,000,000	1,174,510
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30	2,000,000	1,901,090
		25,454,222
Israel — 1.5%
Altice Financing SA, 5.00%, 1/15/28(1)	2,500,000	2,331,600
Altice Financing SA, 5.00%, 1/15/28	2,000,000	1,865,280
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	4,857,000	4,876,030
Leviathan Bond Ltd., 5.75%, 6/30/23(1)	1,000,000	1,027,594
		10,100,504
Jamaica — 0.4%
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	3,000,000	3,078,330
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	2,200,000	2,232,867
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	531,197
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,682,563
		4,446,627
Luxembourg — 0.7%
EIG Pearl Holdings Sarl, 3.55%, 8/31/36	500,000	499,530
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	4,300,000	4,219,934
		4,719,464
Macau — 0.5%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	1,000,000	961,415
Studio City Finance Ltd., 5.00%, 1/15/29(1)	3,000,000	2,611,740
		3,573,155
Mexico — 6.7%
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	4,000,000	4,027,420
BBVA Bancomer SA, VRN, 5.875%, 9/13/34(1)	2,700,000	2,872,557

Braskem Idesa SAPI, 6.99%, 2/20/32(1)	3,200,000	3,180,688
Cemex SAB de CV, 5.45%, 11/19/29	2,000,000	2,077,320
Cemex SAB de CV, 3.875%, 7/11/31(1)	720,000	683,784
Cemex SAB de CV, VRN, 5.125%, 6/8/26(1)	2,000,000	2,010,520
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,921,750	3,196,351
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	7,293,986	7,151,900
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)	1,750,000	1,794,336
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	4,300,000	4,146,017
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,650,000	2,754,582
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)(2)	1,850,000	1,394,206
Petroleos Mexicanos, 6.50%, 3/13/27	2,475,000	2,592,154
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,960,320
Petroleos Mexicanos, 5.95%, 1/28/31	2,000,000	1,905,910
Petroleos Mexicanos, 6.70%, 2/16/32(1)	472,000	468,014
Petroleos Mexicanos, 6.50%, 6/2/41	3,400,000	2,951,506
Sigma Finance Netherlands BV, 4.875%, 3/27/28	1,000,000	1,083,260
		46,250,845
Morocco — 0.5%
OCP SA, 6.875%, 4/25/44	2,900,000	3,248,406
Nigeria — 1.2%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	4,000,000	4,206,640
SEPLAT Energy plc, 7.75%, 4/1/26(1)	4,000,000	4,005,000
		8,211,640
Panama — 1.7%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	5,095,000	5,316,327
Cable Onda SA, 4.50%, 1/30/30(1)	5,950,000	6,062,663
		11,378,990
Peru — 1.4%
Inkia Energy Ltd., 5.875%, 11/9/27(2)	5,700,000	5,736,879
Petroleos del Peru SA, 4.75%, 6/19/32	1,000,000	982,530
Petroleos del Peru SA, 5.625%, 6/19/47(1)	2,900,000	2,676,221
		9,395,630
Qatar — 0.1%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	395,635
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	300,000	331,466
		727,101
Russia — 1.2%
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	1,600,000	1,629,834
Gazprom PJSC Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,450,000	1,777,352
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)	1,200,000	1,078,025
Lukoil Capital DAC, 3.60%, 10/26/31(1)	896,000	817,309
Lukoil Securities BV, 3.875%, 5/6/30	2,000,000	1,888,250
VEON Holdings BV, 3.375%, 11/25/27(1)	1,000,000	912,750
		8,103,520
Saudi Arabia — 0.9%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	3,800,000	3,923,808
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	1,029,874
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,290,000	1,277,681
		6,231,363
South Africa — 0.7%
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	1,000,000	1,030,900
Prosus NV, 3.26%, 1/19/27(1)	864,000	863,626
Prosus NV, 3.68%, 1/21/30(1)	1,950,000	1,909,454

Sasol Financing USA LLC, 5.50%, 3/18/31	1,000,000	979,365
		4,783,345
Spain — 0.8%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	6,000,000	5,295,270
Tanzania, United Republic Of — 0.7%
HTA Group Ltd., 7.00%, 12/18/25(1)	4,700,000	4,909,761
Ukraine — 1.5%
Kernel Holding SA, 6.50%, 10/17/24(1)	1,850,000	1,696,820
Kernel Holding SA, 6.75%, 10/27/27(1)	1,250,000	1,103,125
Metinvest BV, 7.75%, 10/17/29(1)	2,000,000	1,731,850
MHP Lux SA, 6.95%, 4/3/26	1,000,000	896,002
MHP SE, 7.75%, 5/10/24(1)	1,200,000	1,095,792
VF Ukraine PAT via VFU Funding plc, 6.20%, 2/11/25	4,000,000	3,752,591
		10,276,180
United Arab Emirates — 0.8%
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	1,600,000	1,755,918
DP World Crescent Ltd., MTN, 3.875%, 7/18/29	2,600,000	2,702,822
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,150,000	1,096,754
		5,555,494
United States — 0.7%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	4,660,525
Zambia — 0.7%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,600,000	1,620,048
First Quantum Minerals Ltd., 6.875%, 3/1/26	2,300,000	2,378,028
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	1,000,000	1,063,960
		5,062,036
TOTAL CORPORATE BONDS (Cost $311,130,925)		303,876,773
U.S. TREASURY SECURITIES — 1.3%
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,951,562
U.S. Treasury Notes, 2.875%, 8/15/28(3)	3,885,000	4,159,682
U.S. Treasury Notes, 1.25%, 8/15/31	3,000,000	2,863,359
TOTAL U.S. TREASURY SECURITIES (Cost $9,323,945)		8,974,603
PREFERRED STOCKS — 0.9%
India — 0.1%
Network i2i Ltd., 3.98%(1)	1,000,000	984,805
Mexico — 0.7%
Banco Mercantil del Norte SA, 8.375%(1)	4,100,000	4,500,262
Russia — 0.1%
Gazprom PJSC via Gaz Finance plc, 4.60%	1,000,000	966,380
TOTAL PREFERRED STOCKS (Cost $6,214,580)		6,451,447
EXCHANGE-TRADED FUNDS — 0.2%
Energy Select Sector SPDR Fund (Cost $451,837)	16,000	1,054,720
SHORT-TERM INVESTMENTS(4) — 8.1%
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	99,894	99,894
State Street Navigator Securities Lending Government Money Market Portfolio(5)	18,983,663	18,983,663
		19,083,557
Repurchase Agreements — 5.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $8,620,470) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $8,470,683)		8,470,678

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.50%, 11/15/41 - 2/15/45, valued at $28,802,830) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $28,238,016)	28,238,000
36,708,678
TOTAL SHORT-TERM INVESTMENTS (Cost $55,792,235)	55,792,235
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $703,219,499)	685,859,985
OTHER ASSETS AND LIABILITIES — 0.5%	3,161,874
TOTAL NET ASSETS — 100.0%	$689,021,859

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	95,561,220	USD	16,841,356	Goldman Sachs & Co.	3/16/22	$961,228
BRL	76,920,697	USD	13,475,709	Goldman Sachs & Co.	3/16/22	854,237
USD	6,408,989	BRL	36,951,024	Goldman Sachs & Co.	3/16/22	(474,805)
CLP	4,153,035,962	USD	4,881,617	Goldman Sachs & Co.	3/16/22	275,891
CLP	2,964,949,798	USD	3,483,259	Goldman Sachs & Co.	3/16/22	198,807
CNY	43,891,631	USD	6,873,640	Morgan Stanley	3/16/22	(4,778)
CNY	44,795,356	USD	6,986,720	Morgan Stanley	3/16/22	23,571
USD	27,326,954	CNY	174,824,189	Morgan Stanley	3/16/22	(32,323)
USD	8,465,098	CNY	53,914,209	Morgan Stanley	3/16/22	27,743
COP	25,565,608,643	USD	6,455,962	Bank of America N.A.	3/16/22	(12,793)
COP	14,005,570,224	USD	3,550,973	Goldman Sachs & Co.	3/16/22	(21,221)
USD	7,197,668	COP	28,716,895,493	Goldman Sachs & Co.	3/16/22	(39,703)
USD	1,890,827	EUR	1,670,686	JPMorgan Chase Bank N.A.	3/16/22	12,155
HUF	3,369,993,788	USD	10,344,226	UBS AG	3/16/22	260,458
IDR	60,419,198,610	USD	4,182,996	Goldman Sachs & Co.	3/16/22	20,029
IDR	97,329,667,827	USD	6,757,597	Goldman Sachs & Co.	3/16/22	13,084
USD	19,147,413	IDR	277,158,799,849	Goldman Sachs & Co.	3/16/22	(132,974)
USD	6,955,299	INR	520,395,498	Bank of America N.A.	3/16/22	14,796
KRW	8,275,607,143	USD	6,970,400	Goldman Sachs & Co.	3/16/22	(113,662)
USD	6,866,299	KRW	8,275,607,143	Goldman Sachs & Co.	3/16/22	9,561
MXN	43,626,581	USD	2,049,395	JPMorgan Chase Bank N.A.	3/16/22	50,486
USD	5,284,223	MXN	111,299,060	JPMorgan Chase Bank N.A.	3/16/22	(72,941)
USD	7,266,606	MXN	150,639,571	JPMorgan Chase Bank N.A.	3/16/22	15,863
USD	2,973,292	MXN	61,141,326	JPMorgan Chase Bank N.A.	3/16/22	30,373
USD	5,853,191	MXN	124,665,952	JPMorgan Chase Bank N.A.	3/16/22	(147,362)
USD	4,325,420	MXN	88,864,026	JPMorgan Chase Bank N.A.	3/16/22	48,123
MYR	20,561,414	USD	4,867,759	Goldman Sachs & Co.	3/16/22	49,524
MYR	15,410,409	USD	3,682,296	Goldman Sachs & Co.	3/16/22	3,119
NZD	10,250,733	USD	7,016,934	JPMorgan Chase Bank N.A.	3/16/22	(276,689)
USD	6,836,849	NZD	10,250,733	JPMorgan Chase Bank N.A.	3/16/22	96,604
USD	3,253,557	PEN	13,327,872	Goldman Sachs & Co.	3/16/22	(197,868)
PHP	327,829,605	USD	6,365,005	Goldman Sachs & Co.	3/16/22	29,761
USD	13,774,920	PHP	699,214,934	Goldman Sachs & Co.	3/16/22	135,773
USD	13,846,599	PHP	702,784,116	Goldman Sachs & Co.	3/16/22	137,830
PLN	42,015,979	USD	10,255,504	UBS AG	3/16/22	9,828
PLN	27,630,963	USD	6,725,317	UBS AG	3/16/22	25,472
RUB	795,677,899	USD	10,584,032	Goldman Sachs & Co.	3/16/22	(414,868)
USD	6,782,102	RUB	534,361,834	Goldman Sachs & Co.	3/16/22	(47,311)
THB	712,861,255	USD	21,322,085	Goldman Sachs & Co.	3/16/22	85,409
TRY	70,008,907	USD	4,811,172	UBS AG	3/16/22	329,650
USD	4,227,846	TRY	70,008,907	UBS AG	3/16/22	(912,976)
ZAR	33,583,397	USD	2,064,861	UBS AG	3/16/22	107,256
ZAR	134,873,844	USD	8,647,483	UBS AG	3/16/22	75,929
USD	8,103,526	ZAR	129,239,091	UBS AG	3/16/22	(255,440)
						$744,846

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	214	March 2022	$46,364,438	$(359,870)
U.S. Treasury 5-Year Notes	192	March 2022	22,887,000	(242,153)
U.S. Treasury Long Bonds	1	March 2022	155,625	(2,291)
			$69,407,063	$(604,314)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	371	March 2022	$47,476,406	$387,667
U.S. Treasury 10-Year Ultra Notes	413	March 2022	58,988,016	1,015,367
U.S. Treasury Ultra Bonds	42	March 2022	7,935,375	176,845
			$114,399,797	$1,579,879
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$4,968,000	$(144,998)	$(208,741)	$(353,739)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Barclays Bank plc/Russian Federal Bond(6)	Buy	(1.00)%	12/20/26	$16,200,000	$1,107,349	$(237,967)	$869,382
Morgan Stanley/Brazilian Government International Bond	Buy	(1.00)%	12/20/26	$32,800,000	1,503,165	345,150	1,848,315
Morgan Stanley/Colombia Government International Bond	Buy	(1.00)%	12/20/26	$11,400,000	263,208	311,935	575,143
Morgan Stanley/Colombia Government International Bond	Buy	(1.00)%	12/20/26	$4,800,000	225,960	16,205	242,165
Morgan Stanley/Mexico Government International Bond	Buy	(1.00)%	12/20/26	$50,300,000	(47,296)	120,356	73,060
					$3,052,386	$555,679	$3,608,065
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Semi-Annually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
WIBOR	Receive	3.09%	7/12/31	PLN	24,000,000	$74,211	$259,709	$333,920

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America, N.A.	BZDIOVRA	Pay	11.59%	1/2/24	BRL	88,768,541	$(17,911)
Morgan Stanley	BZDIOVRA	Pay	11.03%	1/2/24	BRL	105,566,396	(179,812)
Morgan Stanley	BZDIOVRA	Pay	10.84%	1/2/24	BRL	106,021,787	(254,761)
							$(452,484)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
WIBOR	-	Warsaw Interbank Offered Rate
ZAR	-	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $226,137,007, which represented 32.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,308,820. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,252,681.
(4)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $2,420,000.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,983,663.
(6)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $923,797.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	309,710,207	—
Corporate Bonds	—	303,876,773	—
U.S. Treasury Securities	—	8,974,603	—
Preferred Stocks	—	6,451,447	—
Exchange-Traded Funds	1,054,720	—	—
Short-Term Investments	19,083,557	36,708,678	—
	20,138,277	665,721,708	—
Other Financial Instruments
Futures Contracts	1,579,879	—	—
Swap Agreements	—	3,941,985	—
Forward Foreign Currency Exchange Contracts	—	3,902,560	—
	1,579,879	7,844,545	—
Liabilities
Other Financial Instruments
Futures Contracts	604,314	—	—
Swap Agreements	—	806,223	—
Forward Foreign Currency Exchange Contracts	—	3,157,714	—
	604,314	3,963,937	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.